Restricted Cash	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Restricted Cash	Restricted CashRestricted cash as of December 31, 2022 primarily represented debt service reserve accounts that had to be maintained as part of the terms and conditions of our Bank of Communications Financial Leasing (LR2s) sale and leaseback. The funds in these accounts were released as part of the exercise of the purchase options on three LR2 product tankers (STI Solidarity, STI Solace and STI Stability) during the year ended December 31, 2023.